Subsequent Events (FY)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events
Note 8 - Subsequent Events

Management has evaluated subsequent events to determine if events or transactions occurring through the date the unaudited condensed financial statements were available for issuance, require potential adjustment to or disclosure in the unaudited condensed financial statements and has concluded that all such events that would require recognition or disclosure have been recognized or disclosed.

Note 7 — Subsequent Events

The Company has evaluated subsequent events and transactions that occurred after the balance sheet dates up to February 10, 2021, the date that the financial statements were available to be issued. Based upon this review, the Company did not identify any other subsequent events that would have required adjustment or disclosure in the financial statements. In February 2021, the Sponsor transferred an aggregate of 90,000 Founder Shares to the Company’s independent director nominees. Subsequent to the balance sheet dates, the Company borrowed $150,000 on the Note.